Apr. 29, 2016
Ivy Variable Insurance Portfolios

Supplement dated February 22, 2017 to the
Ivy Variable Insurance Portfolios Prospectus
dated April 29, 2016
as supplemented June 8, 2016, September 30, 2016, October 13, 2016 and January 25, 2017
Effective Date of Changes to Ivy VIP Small Cap Value:

On January 25, 2017, a supplement to this prospectus was filed to reflect that the name and certain strategies and risks of the Ivy VIP Small Cap Value was changing to Ivy VIP Small Cap Core, with such changes to be effective on March 3, 2017. This effective date has been modified, and the name change from Ivy VIP Small Cap Value to Ivy VIP Small Cap Core and the changes to the strategies and risks identified in the January 25, 2017 supplement will now take effect on April 28, 2017.